Capital management	12 Months Ended
Dec. 31, 2024
Capital Management
Capital management

34. Capital management

The purpose of capital management is to maintain the capital adequacy for Nu's operation through control and monitoring of the capital position, to evaluate the capital necessity according to the risk appetite and strategic aim of the organization, and to establish a capital planning process following future requirements of regulatory capital, based on the Group's growth projections, risk exposure, market movements, and other relevant information. Also, the capital management structure is responsible for identifying sources of capital, writing and submitting the capital plan, and the capital contingency plan for approval by the Executive Directors.

Regulatory Capital Composition

a) Nu Prudential Conglomerate in Brazil

Brazil's Central bank defines a prudential conglomerate as a group of companies in which one regulated entity controls other regulated companies or investment funds. The conglomerate is classified as Type 3 when the regulated company that leads the conglomerate is a Payment Institution, which is the case of Nu Pagamentos.

The regulatory capital of the prudential conglomerate, defined by Brazil's Central Bank, consists of three key components:

●	Common Equity Tier 1 (CET1) Capital: Consisting of paid-in capital, reserves, and retained earnings, after accounting for deductions and prudential adjustments.
●	Additional Tier 1 (AT1) Capital: This includes debt instruments that have no specific maturity and can absorb losses, meeting the eligibility criteria set out by the Central Bank. The sum of CET1 and AT1 forms the overall Tier 1 Capital.
●	Tier II Capital: This involves subordinated debt instruments with set maturity dates that meet eligibility requirements.

Type 3 institutions are required to implement capital rules as a prudential conglomerate. This implementation includes a phase-in rule for minimum capital requirements and prudential adjustments up to December 2024. Transitional rules are currently in effect and are outlined in the table below. The figures for 2025 represent the final implementation requirements.

	Full year
Transitional Rule	2024	2025

Prudential Adjustments	60.0%	100.0%
Minimum CET1 (Including Buffers) (i)	5.75%	7.00%
Tier 1 Capital (Including Buffers) (i)	7.25%	8.50%
Conservation Capital Buffer (CCB)	1.25%	2.50%
Total Requirement	8.75%	10.50%
(i)	Consider the baseline regulatory minimum plus any additional buffers as required by Brazil's Central Bank regulations.

The following table presents the calculated capital ratios for the CET1, Tier 1, and the Capital Adequacy Ratio (CAR) and outlines their minimum requirements for the prudential conglomerate under Brazil's current regulations:

Prudential conglomerate	2024	2023

Regulatory Capital	3,629,737	2,629,271
Tier I	3,250,052	2,396,007
Common equity capital	2,940,941	2,197,185
Additional	309,111	198,822
Tier II	379,685	233,263

Risk weighted assets (RWA)	20,071,878	19,261,517
Credit risk (RWA CPAD)	14,771,860	13,774,206
Market risk (RWA MPAD)	46,080	145,124
Operational risk (RWA OPAD)	4,506,187	4,036,285
Payment services risk (RWA SP)	747,751	1,305,902

Minimum capital required	1,756,289	1,300,152

Excess margin	1,873,448	1,329,119

CET1 ratio	14.7%	11.4%
Tier 1 ratio	16.2%	12.4%
CAR	18.1%	13.7%

b) Nu Mexico Financiera

As of December 31, 2024, the regulatory capital reported to the local regulator was equivalent to US$288,654 (US$391,714 as of December 31, 2023), resulting in a Capital ratio of 19.2% (28.1% as of December 31, 2023), with 10.5% being the minimum required for Category 4 Sociedades Financieras Populares ("SOFIPO").

c) Nu Colombia

Nu Colombia Financiamiento was granted a license to operate as a financial institution in Colombia by the Financial Superintendency (SFC) in January 2024. As of December 31, 2024, the regulatory capital reported to the local regulator was equivalent to US$184,793 resulting in a Capital ratio of 22.6%, with 10.5% being the minimum required.